OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
OTHER COMMITMENTS AND CONTINGENCIES

In the normal course of business, there are outstanding commitments and contingencies that are not reflected in the accompanying consolidated financial statements.  The Company is a party to financial instruments with off-balance sheet risk to meet the financing needs of its customers.  These financial instruments include commitments to extend credit and standby letters of credit and involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized on the balance sheets.  The contractual amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

Loan Commitments and Letters of Credit
The contractual amounts of commitments to extend credit represent the amount of potential loss should the contract be fully drawn upon, the customer defaults and the value of any existing collateral be determined as worthless.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.
Financial instruments whose contract amounts represent credit risk at December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013
	(In Thousands)
Commitments to extend credit:
Commitments to originate loans	$26,170	$8,742
Undisbursed construction loans	25,107	9,193
Undisbursed home equity lines of credit	45,403	41,031
Undisbursed commercial lines of credit	60,363	59,930
Overdraft protection lines	1,230	1,221
Standby letters of credit	81	81
Total commitments	$158,354	$120,198

Commitments to originate loans at December 31, 2014 and 2013 included fixed rate loan commitments of $10.8 million and $6.9 million, respectively, at interest rates ranging from 3.00% to 5.75% and 2.75% to 5.75%, respectively.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The Company evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counterparty.  Collateral held varies but may include residential and commercial property, accounts receivable, inventory, property, plant and equipment, deposits and securities.

Undisbursed commitments under construction and home equity or commercial lines of credit are commitments for future extensions of credit to existing customers.  Total undisbursed amounts on lines of credit may expire without being fully drawn upon and therefore, do not necessarily represent future cash requirements.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Letters of credit are primarily issued to support public or private borrowing arrangements.  Essentially all letters of credit issued have expiration dates within one year.

Operating Lease Commitments
The Company leases certain of its branch offices and equipment under operating lease agreements that expire at various dates through 2039.  At December 31, 2014, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2015	$1,526
2016	1,412
2017	1,253
2018	1,090
2019	1,030
Thereafter	7,466
Total	$13,777

Certain leases contain options to extend for periods of 5 to 50 years.  The cost of such extensions is not included in the above amounts.  Rental expense charged to operations for cancelable and noncancelable operating leases was $1.6 million, $1.3 million and $1.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Rental Income Under Subleases
The Company is subleasing excess office space under noncancelable operating leases that expire at various dates through 2024. At December 31, 2014, future minimum lease payments receivable for the noncancelable lease agreement is as follows:

2015	$216
2016	236
2017	234
2018	34
2019	19
Thereafter	86
Total	$825

Rental income under the noncancelable lease agreement was $27,000, $19,200 and $18,500 for the years ended December 31, 2014, 2013 and 2012, respectively.

Investment Commitments
The Bank is a limited partner in two SBICs and committed to contribute capital of $2.0 million to the limited partnerships.  The Bank recognized write-downs totaling $175,000, $81,000 and $72,000 on its investment in the SBICs during the years ended December 31, 2014, 2013 and 2012, respectively.  The SBICs, with a combined net book value of $1.3 million at December 31, 2014 and 2013, net of impairment charges and distributions, are included in other assets. At December 31, 2014, the Bank’s remaining off-balance sheet commitment for capital investment in the SBICs was $572,000.

Change in Control Agreements
The Company has entered into change in control agreements with certain officers that provide for the continuation of salary and certain benefits for a specified period of time under certain conditions. Under the terms of the agreements, these payments could occur in the event of a change in control of the Company, as defined, along with other specific conditions. Depending on the officer, the severance payment under these agreements is equal to either two or three times the individual's annual salary in the event of a change in control.

Legal Matters
Various legal claims arise from time to time in the normal course of business.  Management believes that the resolution of these matters will not have a material effect on the Company’s financial condition or results of operations.